Leases	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
LEASES
12.
LEASES

The Group’s operating leases mainly related to office facilities, land use rights and IDC facilities. As of December 31, 2025, finance leases were insignificant.

As of December 31, 2024 and 2025, the weighted average remaining lease term for the Group’s operating leases were 7.5 years and 6.7 years, respectively, and the corresponding weighted average discount rates were 5.57% and 5.04%, respectively.

The components of lease costs were as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Operating lease costs(i)	117,641	108,943	91,520	13,087

(i)
Excludes short-term lease contract costs of RMB274.0 million, RMB218.0 million and RMB194.7 million (US$27.8 million) for the years ended December 31, 2023, 2024 and 2025, respectively.

Variable lease costs were immaterial for the years ended December 31, 2023, 2024 and 2025. For the years ended December 31, 2023, 2024 and 2025, no lease costs for operating and finance leases were capitalized.

Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Cash payments for operating leases included in the measurement of operating lease liabilities	110,206	102,214	109,738	15,692
Operating leases assets obtained in exchange for operating lease obligations	91,025	10,296	20,011	2,862

Future lease payments under lease liabilities as of December 31, 2025 were as follows:

	Operating leases
	RMB	US$
	(In thousands)
Year ending December 31,
2026	85,987	12,296
2027	78,632	11,244
2028	74,696	10,681
2029	63,633	9,099
2030	63,326	9,055
Thereafter	130,728	18,694
Total future lease payments	497,002	71,069
Less: Imputed interest	(72,572)	(10,376)
Total lease liability balance	424,430	60,693